ACQUISITION OF COMERCIALIZADORA MEXMAKEN, S.A. DE C.V. (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 03, 2018
Disclosure of detailed information about business combination [line items]
Common share issued	5,600,000
Impairment	$ 2,132,942	$ 461,360
Property and equipment	8,221,477	2,866,696
Intangible asset	1,843,589	$ 1,922,883
Comercializadora Mexmaken, S.A. de C.V. [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest acquired				90.00%
Common share issued				7,500,000
Fair value of common shares issued	1,312,500			$ 1,312,500
Impairment	2,132,942
Property and equipment	461,597
Intangible asset	$ 417,587